Collateral receivables and collateral payables - Collateral receivables (Details)	Dec. 31, 2024 USD ($)
Collateral receivables and collateral payables
Collateral receivables	$ 14,414,065
BTC
Collateral receivables and collateral payables
Collateral receivables	2,289,055
USDC
Collateral receivables and collateral payables
Collateral receivables	$ 12,125,010